Accounting pronouncements adopted	12 Months Ended
Dec. 31, 2019
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Accounting pronouncements adopted
3.	Accounting pronouncements adopted:
On January 1, 2019, the Company adopted Accounting Standards Update No. (“ASU”)
2016-02,
“Leases”, which requires lessees to recognize all leases, including operating leases, with a term greater than 12 months on the balance sheet, for the rights and obligations created by those leases. In July 2018, the Financial Accounting Standards Board (“FASB”) issued ASU
2018-11,
“Leases”, which offered a transition option where companies could elect to apply the guidance using a modified retrospective approach at the beginning of the year of adoption rather than to the earliest comparative period presented in the financial statements. The Company adopted the new leasing standard on January 1, 2019 using the modified retrospective approach and used the effective date as its date of initial application. A cumulative catch-up
adjustment was not required on the date of adoption. The Company elected the package of practical expedients which permits the Company to not reassess under its prior conclusions about lease identification, lease classification and initial direct costs. On adoption, the Company recognized additional operating liabilities of approximately $2,680, with corresponding right-of-use
assets of the same amount, adjusted for unamortized lease inducements received of approximately $260.
During the year ended December 31, 2018, the Company adopted the Accounting Standards Codification 606 (“ASC 606”), Revenue from Contracts with Customers, using the modified retrospective method. The Company has recognized the cumulative effect of applying ASC 606 as an adjustment to the opening balance of deficit. The comparative information has not been restated and will continue to be reported under the accounting standards in effect for those periods. The adoption of ASC 606 did not have a material impact on its statement of operations and comprehensive loss or on its statement of cash flows. The majority of the Company’s revenue continues to be recognized when products are shipped from its warehousing and logistics facilities. There were no changes to the treatment of cash flows and cash will continue to be collected in line with contractual terms. The cumulative effect of the adoption of ASC 606 on the Company’s consolidated January 1, 2018 balance sheet is summarized in the following table:

	December 31, 2017	Adjustments	January 1, 2018

Deferred revenue	$2,502	$300	$2,802
Deficit	($392,865)	($300)	($393,165)
The transition adjustment arose from the Company’s treatment of an upfront payment it received from one of its distributors for the rights to distribute one of the Company’s commercialized products. The upfront payment was previously amortized immediately upon receipt over a
10-year
term. Under ASC 606, the upfront payment has been deferred.